Financial instruments and risk management	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Financial instruments and risk management

5. Financial instruments and risk management

The following table shows the carrying amounts of financial assets and financial liabilities:

	December 31, 2020	December 31, 2019
Financial assets
Cash and cash equivalents	11,258,870	1,384,720
Loans and receivables
Other receivables	10,040	80,040
Total financial assets	11,268,910	1,464,760

Financial liabilities
At amortized cost
Trade and other payables	762,453	938,247
Accrued expenses	1,433,106	1,339,822
Loan	523,920	—
At fair value through profit and loss
Derivative financial instruments	316,757	4,353
Total financial liabilities	3,036,236	2,282,422

Fair values

The carrying amount of cash and cash equivalents, other receivables, trade and other payables, accrued expenses and loan is a reasonable approximation of their fair value due to the short-term nature of these instruments.

Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk, credit risk, interest rate and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Management identifies, evaluates and controls financial risks. No financial derivatives have been used in 2020 and 2019 to hedge risk exposures. The Group invests its available cash in instruments with the main objectives of preserving principal, meeting liquidity needs and minimizing foreign exchange risks. The Group allocates its liquid assets to first tier Swiss or international banks.

Liquidity risk

The Group’s principal source of liquidity is its cash reserves which are mainly obtained through the issuance of new shares. The Group has succeeded in raising capital to fund its development activities to date and has raised funds that will allow it to meet short term development expenditures. The Company will require regular capital injections to continue its development work, which may be dependent on meeting development milestones, technical results and/or commercial success. Management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs. The ability of the Group to maintain adequate cash reserves to sustain its activities in the medium term is highly dependent on the Group’s ability to raise further funds. Consequently, the Group is exposed to continued liquidity risk.

The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2020 and 2019. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2020
Trade and other payables	762,453	762,453	—	—	762,453
Accrued expenses	1,433,106	1,433,106	—	—	1,433,106
Loan and borrowings	523,920	473,920	50,000		523,920
Derivative financial instruments	316,757	310,439	—	6,318	316,757
Total	3,036,236	2,979,918	50,000	6,318	3,036,236

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2019
Trade and other payables	938,247	938,247	—	—	938,247
Accrued expenses	1,339,822	1,339,822	—	—	1,339,822
Loan and borrowings	—	—	—	—	—
Derivative financial instruments	4,353	—	—	4,353	4,353
Total	2,282,422	2,278,069	—	4,353	2,282,422

Fair value measurement

	Fair values as at		Fair
Financial assets / liabilities	December 31, 2020	December 31, 2019	value hierarchy	Valuation technique(s) and key input(s)
Derivative financial liabilities – Warrants from public offerings	Liability 6,318	Liability 4,353	Level 2

Black-Scholes option pricing model

The share price is determined by Company’s NASDAQ quoted-price. The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded derivatives	310,439	—	Level 3

Monte Carlo simulation model

The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial asset	Asset	Asset	Level 3	The fair value is equal to the price paid to the counter party for obtaining the right under the purchase agreement.
	—	219,615		Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

For level 3 financial liability, the sensitivity analysis below represents the potential absolute change in fair value. The favorable and unfavorable effects on the result before taxes, resulting from using reasonably alternative assumptions for the valuation of the option component of the Convertible Loan (FiveT) has been calculated by recalibrating the modes using unobservable inputs based on an average volatility of 5%.

	Dec 31, 2020		Dec 31, 2019
	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF
Change in volatility	+5%	2,770	-
	-5%	-5,475	-

Changes in liabilities arising from financing activities

			Non-cash changes
	01.01.2020	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2020
Derivative financial instrument	4,353	—	219,315	93,089	316,757
Loans	—	1,522,931	—	(999,011)	523,920
Total	4,353	1,522,931	219,315	(905,922)	840,677

			Non-cash changes
	01.01.2019	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2019
Derivative financial instrument	675,328	—	(663,725)	(7,250)	4,353
Loans	1,435,400	(1,463,328)	—	27,928	—
Total	2,110,728	(1,463,328)	(663,725)	20,678	4,353

1)	The financing cash flows are from loan borrowings or loan repayments.
2)	Other non-cash changes include recognition of derivative, partial conversion and amortization of convertible loan, accrued interest and Foreign Exchange-Difference.

Credit risk

Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents and deposits with banks, as well as from other receivables. The Company’s policy is to invest funds in low risk investments including interest bearing deposits. Other receivables were current as of December 31, 2020 and December 31, 2019, not impaired and included only well-known counterparties.

The Group has been holding cash and cash equivalents in the Group’s principal operating currencies (CHF, USD and EUR) with international banks of high credit rating.

The Group’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31, 2020	December 31, 2019
Financial assets
Cash and cash equivalents	11,258,870	1,384,720
Other receivables	10,040	80,040
Total	11,268,910	1,464,760

As of December 31, 2020 and December 31, 2019 other receivables consisted in a bank deposit for guaranteeing credit card liabilities.

Market risk

Currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from various exposures, primarily with respect to US Dollar and Euro. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The summary of quantitative data about the exposure of the Group’s financial assets and liabilities to currency risk was as follows:

	2020		2019
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	9,214,709	694,287	1,041,695	125,631
Other receivables	479	—	154,063	—
Trade and other payables	(75,712)	(397,853)	(51,527)	(526,637)
Accrued expenses	(34,648)	(569,400)	(750,949)	(175,826)
Net statement of financial position exposure -asset/(liability)	9,104,828	(272,966)	393,282	(576,832)

As of December 31, 2020, a 5% increase or decrease in the USD/CHF exchange rate with all other variables held constant would have resulted in a CHF 455,241 (2019: CHF 19,664) increase or decrease in the net result. Also, a 5% increase or decrease in the EUR/CHF exchange rate with all other variables held constant would have resulted in a CHF 13,648 (2019: CHF 28,841) increase or decrease in the net result.

The Company has subsidiaries in the United States, Australia and Ireland, whose net assets are exposed to foreign currency translation risk. Due to the small size of the subsidiaries the translation risk is not significant.

Capital risk management

The Company and its subsidiaries are subject to capital maintenance requirements under local law in the country in which it operates. To ensure that statutory capital requirements are met, the Company monitors capital, at the entity level, on an interim basis as well as annually. From time to time the Company may take appropriate measures or propose capital increases to ensure the necessary capital remains intact.